VIRTUS DYNAMIC TREND FUND
Virtus Dynamic Trend Fund

Virtus Dynamic Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Dynamic Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure and also expects the dividends on short sales and interest expenses to be lower than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Annual Fund Operating Expenses VIRTUS DYNAMIC TREND FUND		Class A	Class B	Class C	Class I	Class R6
Management Fees	[1]	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Dividends on Short Sales and Interest Expense	[2]	0.22%	0.22%	0.22%	0.22%	0.22%
Remainder of Other Expenses		0.27%	0.27%	0.27%	0.27%	0.20%	[3]
Total Other Expenses		0.49%	0.49%	0.49%	0.49%	0.42%
Total Annual Fund Operating Expenses		1.52%	2.27%	2.27%	1.27%	1.20%
[1]	Restated to reflect current management fees. Management Fees are lower than the contractual base fee rate due to effect of the performance fee adjustment. Performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period.
[2]	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.
[3]	Estimated for current fiscal year, as annualized.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the lower effective management fee and the reductions to the fund’s expenses described above.

Expense Example VIRTUS DYNAMIC TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	721	1,028	1,356	2,283
Class B	Sold	630	909	1,215	2,417
Class C	Sold	330	709	1,215	2,605
Class I	Sold or Held	129	403	697	1,534
Class R6	Sold or Held	122	381	660	1,455

Expense Example, No Redemption VIRTUS DYNAMIC TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	721	1,028	1,356	2,283
Class B	Held	230	709	1,215	2,417
Class C	Held	230	709	1,215	2,605
Class I	Sold or Held	129	403	697	1,534
Class R6	Sold or Held	122	381	660	1,455